Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Key Management Personnel Compensation

Key management personnel compensation of the Group is summarized as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
	thousands	thousands	thousands
Short-term employee benefits.	9,886	7,804	7,942
Post-employment benefits.	801	816	799

	10,687	8,620	8,741

The above remuneration is included in personnel expenses.

China Telecom Group [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties

The principal transactions with China Telecom Group which were carried out in the ordinary course of business are as follows.

			Year ended December 31,
	Notes		2016	2017	2018
			RMB	RMB	RMB
Construction and engineering services.	(i	)	18,936	18,672	16,396
Receiving ancillary services.	(ii	)	13,938	16,072	16,744
Interconnection revenues	(iii	)	60	48	80
Interconnection charges	(iii	)	232	193	204
Receiving community services	(iv	)	2,871	3,028	3,296
Net transaction amount of centralized services	(v	)	523	727	519
Property lease income	(vi	)	36	53	48
Property lease expenses	(vi	)	559	654	713
Provision of IT services	(vii	)	312	642	531
Receiving IT services	(vii	)	1,597	1,812	1,895
Purchases of telecommunications equipment and materials.	(viii	)	5,199	4,248	3,760
Sales of telecommunications equipment and materials.	(viii	)	2,786	3,291	2,760
Internet applications channel services	(ix	)	332	344	298
Interest on amounts due to and loans from China Telecom Group	(x	)	2,928	2,720	2,099
Others	(xi	)	176	190	186

Notes:

(i)	Represent construction and engineering as well as design and supervisory services provided by China Telecom Group.
(ii)	Represent amounts paid and payable to China Telecom Group in respect of ancillary services such as repairs and maintenance of telecommunications equipment and facilities and certain customer services.
(iii)	Represent amounts received and receivable from/paid and payable to China Telecom Group for interconnection of local and domestic long distance calls.
(iv)	Represent amounts paid and payable to China Telecom Group in respect of cultural, educational, health care and other community services.
(v)

Represent net amount shared between the Company and China Telecom Group for costs associated with centralized services. The amount represents amounts received or receivable for the net amount of centralized services.

(vi)	Represent amounts of property lease fee received and receivable from/paid and payable to China Telecom Group for mutual leasing of properties.
(vii)	Represent IT services provided to and received from China Telecom Group.
(viii)	Represent the amount of telecommunications equipment and materials purchased from/sold to China Telecom Group and commission paid and payable for procurement services provided by China Telecom Group.
(ix)

Represent amounts received and receivable from China Telecom Group in respect of Internet applications channel services, including the provision of telecommunications channel and applications support platform and billing and deduction services, etc.

(x)	Represent interest paid and payable to China Telecom Group with respect to the amounts due to China Telecommunications Corporation and loans from China Telecom Group (Note 18).
(xi)

Represent amounts paid and payable to China Telecom Group primarily for lease of CDMA mobile telecommunications network (“CDMA network”) facilities located in Xizang Autonomous Region, certain inter-provincial transmission optic fibers within its service regions and land use rights.

Amounts due from/to China Telecom Group are summarized as follows:

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable	1,502	1,327
Contract assets	—	24
Prepayments and other current assets	774	1,035

Total amounts due from China Telecom Group	2,276	2,386

Accounts payable	22,682	20,983
Accrued expenses and other payables	1,838	2,171
Contract liabilities	—	145
Short-term debt	19,098	8,584
Long-term debt	40,000	37,000

Total amounts due to China Telecom Group	83,618	68,883

China Tower [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties

The principal transactions with China Tower are as follows:

			Year ended December 31,
	Notes		2016	2017	2018
			RMB	RMB	RMB
Tower assets lease and related fee	(i	)	11,657	15,389	16,063
Provision of IT services	(ii	)	12	49	32

Notes:

(i)

Represent tower assets lease and related fee paid and payable to China Tower. The Company and China Tower entered into agreement on July 8, 2016 and a supplemental agreement on February 1, 2018 to confirm the pricing and related arrangements in relation to the leases of the telecommunications towers and related assets.

(ii)	Represent IT and other ancillary services provided to China Tower.

Amounts due from/to China Tower are summarized as follows:

	2017	2018
	RMB	RMB
Accounts receivable	5	10
Prepayments and other current assets	2,152	293

Total amounts due from China Tower	2,157	303

Accounts payable	2,611	2,850
Accrued expenses and other payables	1,374	1,246

Total amounts due to China Tower	3,985	4,096